Discontinued Operations - Sale of E-Core (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
Discontinued Operations - Sale of E-Core
Schedule of fair value of consideration
Cash	$100,000
Cash payment, 120 days	3,000,000
Note payable	5,189,718
Note payable 2	4,684,029
Convertible note payable, convertible at $4.81 per common share	2,418,860
Common stock, 1,247,402 shares valued at $4.81 per common share, the calculated closing price on October 21, 2022	6,000,000
$21,039,765

Recognized amounts of identifiable assets acquired, and liabilities assumed:

Cash	$1,014,610
Accounts receivable	6,699,945
Inventory	7,750,011
Prepaid expenses	75,721
Trade name	1,727,249
Customer relationships	5,080,305
Accrued liabilities	(192,051)
Line of credit	(7,201,079)
Total identifiable net assets	$14,635,673
Goodwill	$6,404,092

Schedule of Discontinued Operations - Sale of E-Core
	Three Months Ended	Nine Months Ended
	March 31, 2024	March 31, 2024
Discontinued Operations
Revenue	$9,221,715	$38,625,335
Cost of sales	$7,606,275	$33,168,260
Sales, general and administrative expenses	$1,100,054	$3,371,876
Depreciation and amortization	$403,875	$1,211,625
Other expenses	$74,666	$2,476
Income from discontinued operations	$186,177	$871,098
Accounts receivable net of allowance for doubtful accounts	$4,219,460	$4,219,460
Fixed assets, net of accumulated depreciation	$-	$-
Total assets	$25,184,866	$25,184,866
Total liabilities	$5,471,259	$5,471,259

	Years ended June 30,
	2024	2023
Discontinued Operations
Revenue	$8,707,268	$36,623,864
Cost of sales	$2,051,854	$30,334,483
Sales, general and administrative expenses	$6,076,257	$4,026,910
Depreciation and amortization	$425,263	$1,144,313
Other expenses	$(59,742)	$37,824
Income from discontinued operations	$213,636	$1,080,379
Accounts receivable net of allowance for doubtful accounts	$-	$5,796,903
Fixed assets, net of accumulated depreciation	$-	$-
Total assets	$-	$22,400,484
Total liabilities	$-	$3,401,983

Schedule of fair value of consideration paid
Acquisition payable, paid August 5, 2024	$2,000.000
Assumption of debt and accrued interest	10,636,309
$12,636,309

Recognized amounts of identifiable assets, liabilities and intangible assets transferred:

Cash	$51,976
Accounts receivable	5,301,212
Inventory	1,870,687
Prepaid expenses	56,476
Fixed assets	-
Liabilities	(3,428,549)
Total identifiable assets	3,851,802
Total goodwill and intangible assets	10,521,833
Total assets transferred	14,373,635
Purchase price	$12,636,309
Loss on sale of E-core	$1,737,326